DLA Piper LLP (US) 4141 Parklake Avenue, Suite 300 Raleigh, North Carolina 27612-2350 www.dlapiper.com

Laura K. Sirianni
laura.sirianni@dlapiper.com
T 919.786.2025
F 919.786.2200

November 26, 2013

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E., Mail Stop 3010 CF/AD8

Washington, D.C. 20549

Attn: Duc Dang, Special Counsel and Jerard Gibson, Attorney-Advisor

Re:	Resource Real Estate Opportunity REIT II, Inc.
Amendment No. 2 to Registration Statement on Form S-11
Filed November 26, 2013
File No. 333-184476

Dear Messrs. Dang and Gibson:

On behalf of our client, Resource Real Estate Opportunity REIT II, Inc. (“we,” “us” or the “Company”), and pursuant to the applicable provisions of the Securities Act of 1933, as amended, and the rules and regulations promulgated thereunder, please find attached for filing with the Securities and Exchange Commission (the “SEC”) via EDGAR, a complete copy of Amendment No. 2 to the above-referenced Registration Statement on Form S-11 (“Amendment No. 2”).

Amendment No. 2 includes revisions in response to the comment letter from the staff of the SEC’s Division of Corporation Finance (the “Staff”) to Alan F. Feldman, Chief Executive Officer of the Company, dated October 28, 2013 (the “Comment Letter”). This letter provides responses to the Comment Letter, with responses keyed to the numbered comments in the Comment Letter.

For the Staff’s convenience, the Company is providing the Staff with four clean copies of Amendment No. 2 along with four additional copies marked to show changes from the Company’s amendment filing on Form S-11 on September 30, 2013, together with copies of this response letter as filed with the SEC.

General

1.	We have referred your response to comment 5 in our letter dated November 13, 2012 to the Division of Investment Management, which may have further comments.

Response: Thank you.

Duc Dang, Special Counsel

Jerard Gibson, Attorney-Advisor

Securities and Exchange Commission

November 26, 2013

What is the experience of your sponsor, page 7

2.	Please tell us how the $600 million referenced in this answer was calculated.

Response: The $600 million was calculated based on the gross asset value (which is the greater of the purchase price, appraised value, or fair value of the investment) of all investments Resource Real Estate and its affiliates have acquired since 1991 for its own account (whether still held or sold). This number does not include investments acquired in any of the retail investment programs sponsored by Resource Real Estate or its affiliates that are included in the Prior Performance Summary and Tables. Please note that the Company has updated this number to almost $800 million as of September 30, 2013.

Management Compensation, page 87

3.	We note that asset management fees could be based off of the “appraised value” of a property, if it is greater than the cost of the property. Please tell us if there is a situation where you would get appraisals of some, but not all of your properties.

Response: The only time the Company would get appraisals on some, but not all of the properties in its portfolio would be in the situation when a third party requests that the Company obtain an updated appraisal for a specific asset. For example, if the Company financed or re-financed a property after acquisition, the lender would likely request that the Company obtain an updated appraisal for the property or properties to secure the loan.

Investment Objectives and Policies

Target Portfolio, page 105

4.	Please quantify here and under the Discounted Real Estate-Related Debt subheading to explain what you mean by “significantly discounted” commercial real estate and real estate-related debt.

Response: The Company has revised its discussion regarding its sponsor’s experience with and its own investment objectives with respect to “significantly discounted” commercial real estate and real estate-related debt to remove “significantly” from the discussion. By making this change, the Company believes it should not be necessary to specifically quantify how “discounted” and investment must be in order to qualify as “significantly discounted.”

Experience Buying, Improving and Selling Discounted Real Estate-Related Debt, page 110

5.	It appears that information in this table is similar to that requested by Table V of Industry Guide 5. Please tell us your basis for this presentation here and any deviation from the instructions of Table V. Also, tell us if your reference to “all such investments” excludes any other acquisition or disposition activity during the same time period that may be similar in nature.

Response: The Company has included information similar to that required by Table V of Industry Guide 5 under the subheading referenced above in order to demonstrate its sponsor’s and its affiliates’ experience buying and selling the types of assets in which the Company expects to invest, specifically, its experience selling real estate-related debt over the last ten years. It includes all disposition activity related to real estate-related debt acquired by Resource Real Estate and its affiliates for its own account and does not exclude any activity that could be characterized as such.

Duc Dang, Special Counsel

Jerard Gibson, Attorney-Advisor

Securities and Exchange Commission

November 26, 2013

This information is distinct from that included in Table V because it relates to investments that Resource Real Estate and its affiliates have made for their own account. The information included in Table V only includes information related to investment programs that Resource Real Estate and its affiliates have sponsored. Such sponsored programs are funds in which passive investors pool their money and rely on the efforts of Resource Real Estate or Resource America and their affiliates to manage the fund and to acquire real estate that was not identified at the time of the commencement of the fund’s offering. In addition, the information presented is also distinct from Table V in that it includes information that looks back ten years, instead of the three year time period contemplated by the instructions to Table V. Except as noted, the information presented in this table conforms to the requirements of Table V of Industry Guide 5.

Plan of Operation

General, page 129

6.	Please explain your conservative underwriting by discussing how the operating assumptions you have identified herein impact your analyses of individual assets.

Response: We have added the following sentence to clarify how the Company uses the operating assumptions: “This underwriting criteria is utilized in the overall evaluation of individual assets when forecasting future revenue, expenses, financing and sale expectations.”

Prior Performance Summary, page 134

7.	It appears that the disclosure included in this section goes beyond the information requested by Item 8 of Industry Guide 5. Please tell us your basis for such additional information in light of the suggestion in the narrative that sponsors are “urged not to include in the prospectus information ... beyond that required by” the Guide, unless inclusion of such information may be necessary to make the other disclosure not misleading.

Response: We have removed the information that is not specifically requested by Item 8 of Industry Guide 5. In addition, consistent with the guidance in CF Disclosure Guidance: Topic No. 6, we have also omitted the summary of acquisitions called for by
Item 8.A(4).

Adverse Business Developments or Conditions, page 145

8.	We have considered your revisions in response to comment 23. Please revise to quantify the impact of increased vacancy rates or, alternatively, further explain what you mean by the statement that levels were higher than anticipated.

Response: We have removed the statement regarding higher than anticipated vacancy rates from the prospectus.

Consolidated Balance Sheet, page F-3

9.	We note your response to comment 27; however, you did not fully address our comment. Please explain to us in detail how you intend to account for the convertible shares upon issuance and going forward from a balance sheet perspective as well as an income statement/compensation perspective, citing the specific accounting reference you relied upon to determine your accounting treatment.

Duc Dang, Special Counsel

Jerard Gibson, Attorney-Advisor

Securities and Exchange Commission

November 26, 2013

Response: Prior to commencement of this initial public offering, the Advisor will exchange 5,000 shares of the 20,000 shares of common stock it purchased for $10.00 per share for 50,000 shares of convertible stock at a price of $1.00 per share. The value of the convertible stock was set at $1.00 based on its terms. In particular, the convertible stock may not be converted into shares of the Company’s common stock until one of two events occurs. First, it will convert when the Company has paid distributions to common stockholders such that aggregate distributions are equal to 100% of the price at which the Company sold its outstanding shares of common stock plus an amount sufficient to produce a 7% cumulative, non-compounded, annual return at that price. Alternatively, the convertible stock will convert if the Company lists the shares of common stock on a national securities exchange and, on the 31st trading day after listing, the value of the Company based on the average trading price of the shares of common stock since the listing, plus prior distributions, combine to meet the same 7% return threshold for the Company’s common stockholders. Each of these events is a “triggering event.”

Further, until a triggering event occurs, the convertible stock does not entitle the holder to any of the economic benefits attributable to the common stock such as distributions and, with certain limited exceptions, is not entitled to vote on any matter, or to receive notice of, or to participate in, any meeting of stockholders of the Company at which they are not entitled to vote. Thus, the convertible stock will be of no value unless the Company’s common stockholders realize or have an opportunity to realize a stated minimum return as a result of the Company’s cumulative distributions or the trading price of its shares on a national securities exchange. As a result, the convertible stock is economically similar to a back-end incentive fee, which many other non-traded REITs have agreed to pay their advisor. Other REITs including a similar incentive fee include Resource Real Estate Opportunity REIT, Inc., Behringer Harvard Multifamily REIT I, Inc., Behringer Harvard Opportunity REIT II, Inc., Steadfast Income REIT, Inc., Steadfast Apartment REIT, Inc. and Bluerock Multifamily Growth REIT, Inc.

Finally, at the date of the issuance of the shares of convertible stock, for accounting purposes, management determined the time of conversion for the shares of convertible stock uncertain and unlikely. In addition, at the date of issuance of the shares of convertible stock, management determined the fair value under accounting principles generally accepted in the United States of America (“GAAP”) was less than the nominal value paid for the shares; therefore, the difference is not material. The Company does not expect the issuance of the convertible stock to have an effect on its financial statements until such time as one of the triggering events discussed above occurs.

Prior Performance Tables

10.	We note your response to comment 29. We are not currently asking you to remove Table II, but please tell us your basis for omitting Table I but keeping Table II based on the instructions.

Response: The Company omitted Table I because all of the information required to be included in Table I related to programs that have closed within the last three years. For Table II, in addition to requiring information for programs that have closed within the last three years, the instructions also require that information about payments to the sponsor in the most recent three years from all other programs be included in one column with an indication of the number of programs involved.

Duc Dang, Special Counsel

Jerard Gibson, Attorney-Advisor

Securities and Exchange Commission

November 26, 2013

As noted, the sponsor does not have any programs which have closed within the last three years. Therefore, the Company provided separate columns for each program that has paid the sponsor fees in the last three years rather than one aggregate column for compensation from all programs with a footnote to describe the programs included. Please note that the introduction to Table II provides, “This Table sets forth the cumulative compensation received by affiliates of Resource Real Estate, Inc., including compensation paid out of offering proceeds and compensation paid in connection with the ongoing operations, for those Prior Real Estate Programs which paid compensation to our sponsor since January 1, 2010.”

Table III (Unaudited) Annual Operating Results of Prior Real Estate Programs, pages A-6 through A8

11.	If you would like to provide the information requested by this table based on the guidance included in the Division’s Disclosure Guidance Topic No. 6, please contact the Staff.

Response: We do intend to provide the information requested by Table III in Industry Guide 5 consistent with the guidance included in the Division’s Disclosure Guidance Topic No. 6. To this end, we have further revised Table III to remove the line items for “Taxable Income (Loss) – from operations,– from gain on sale.”

12.	We note your response to comment 33 where you state that investment management fees are deferred fees payable to the general partner and are therefore accrued for GAAP purposes. Please further explain to us how these fees have not already been adjusted to arrive at cash generated from operations, if presented on a GAAP basis.

Response: We have reviewed Table III in light of your comment and agree that cash generated from operations does already adjust for investment management fees. Thus, we have removed the line item “Add: Investment Management Fees” and made appropriate adjustments to the source of cash distributions to account for the error.

Table III (Unaudited) Annual Operating Results of Prior Real Estate Programs, page A-9

13.	We note that some of the information included in the table for Resource Capital Corp. does not agree to the information presented in the financial statements of Resource Capital Corp. included in its Form 10-K for the year ended December 31, 2012. For example, you present subtotals titled ‘Net Operating Income’ which do not agree to the amounts of the unnamed subtotals in the company’s Form 10-K. Please revise or advise.

Response: We have revised the information in Table III for Resource Capital Corp. to conform to the presentation of information in the financial statements of Resource Capital Corp. in its Annual Report on Form 10-K for the year ended December 31, 2012.

Signatures, page II-6

14.	We note on page 6 that you plan to appoint your independent directors prior to commencement of this offering. Please advise us whether a majority of your directors will sign a pre-effective amendment of the registration statement.

Response: The independent directors were appointed to the board of directors prior to the filing of Amendment No. 2; all of the Company’s directors signed Amendment No. 2.

Duc Dang, Special Counsel

Jerard Gibson, Attorney-Advisor

Securities and Exchange Commission

November 26, 2013

Exhibits

15.	Please file the legal and tax opinions with your next amendment or provide draft opinions for us to review.

Response: Draft legal and tax opinions have been filed with Amendment No. 2 as exhibits 5.1 and 8.1, respectively.

***************

Sincerely,

DLA Piper LLP (US)

/s/ Laura K. Sirianni

Laura K. Sirianni

LKS:chf

Enclosure

cc:	Alan F. Feldman, Chief Executive Officer
Shelle Weisbaum, Chief Legal Officer
Steve Saltzman, Chief Financial Officer